Janus Henderson Government Money Market Fund Fees and Expenses - Class I N T Shares [Member] - Janus Henderson Government Money Market Fund	Jun. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.Information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 21 of the Fund’s Prospectus and in the “Purchases” section on page 20 of the Fund’s Statement of Additional Information. You may also incur brokerage commissions charged by your broker or financial intermediary when buying American Cancer Society Support – Class I Shares or American Cancer Society Support – Class N Shares of the Fund that are not reflected in the table or in the example below.
Expense Breakpoint Discounts [Text]	Information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 21 of the Fund’s Prospectus and in the “Purchases” section on page 20 of the Fund’s Statement of Additional Information. You may also incur brokerage commissions charged by your broker or financial intermediary when buying American Cancer Society Support – Class I Shares or American Cancer Society Support  – Class N Shares of the Fund that are not reflected in the table or in the example below.
Expenses Restated to Reflect Current [Text]	Class T Shares restated to reflect a contractual reduction in administration fees effective October 28, 2025.
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	EXAMPLE:
Expense Example by Year [Heading]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	If Shares are redeemed